Royalty obligation	12 Months Ended
Jun. 30, 2022
10. Royalty obligation

10. Royalty obligations

Vision Blue

On February 8, 2021, the Company announced that it entered into a binding agreement with Vision Blue to provide a Financing Package for total gross proceeds of $29.5 million consisting of private placements and a royalty financing agreement. As part of the royalty financing agreement:

(a)	The Company received the initial royalty funding of $8.0 million (less a $1.5 million royalty financing fee) on June 28, 2021 and received the remaining $3.0 million on August 17, 2022.
(b)

Beginning on the biannual period ending June 30, 2022, the Company will pay to Vision Blue the greater of: (i) $825,000 (the “Minimum Repayment”) or (ii) 3% of the gross sales revenues from graphite concentrate sales (the “GSR”). Once Vision Blue has received cumulative royalty payments of $16.5 million, the Minimum Repayment will cease, and the royalty will be based on the GSR. NextSource will have the option at any time to reduce the GSR to 2.25% upon payment to Vision Blue of $20 million. The Company may delay each of the biannual Minimum Repayments by 12 months, which will become subject to accrued interest of 15% per annum.

(c)

Vision Blue received a royalty of 1.0% of the gross revenues from sales of vanadium pentoxide (“V2O5”) from the Green Giant Vanadium Project for a period of 15 years following commencement of production of V2O5.

On June 30, 2021, the Company recognized a royalty obligation at the fair value of $6.5 million, which was equal to the present value using an effective discount rate of 13.8% of (1) the deferred royalty funding of $3.0 million, (2) the minimum royalty payments, (3) the accrued interest on minimum royalty payment deferrals of 12 months each, and (4) the perpetual 3% royalty on the estimated revenues of the remaining 30-year life of mine for Phase 1. The discount rate was determined at recognition by calculating the internal rate of return (IRR) of the expected cash flows. Upon recognition, a total of $169,279 of capitalized legal fees was netted against the obligation resulting in an initial carrying value of $6,330,721. The carrying value of the royalty obligation will be remeasured at each reporting period based on the revised expected future cash flows using the original discount rate under the amortized cost method.

During the year ended June 30, 2022, the royalty obligation was increased by accretion of $904,771 (2021: $Nil), which was capitalized as Assets Under Construction under property, plant, and equipment. As of June 30, 2022, the royalty obligation was remeasured at $7,731,196 (June 30, 2021: $6,330,721) resulting in a change in valuation of $495,704 (2021: $Nil).

Total
$
As at June 30, 2020	-
Recognition of royalty obligation	6,330,721
As at June 30, 2021	6,330,721
Accretion of royalty obligation	904,771
Remeasurement of royalty obligation	495,704
As at June 30, 2022	7,731,196

Future undiscounted minimum royalty payments including accrued interest on deferrals are set out in the following table:

Total
$
Within 12 months	948,750
Between 13 and 24 months	1,897,500
Between 25 and 36 months	1,897,500
Between 37 and 48 months	1,897,500
Between 49 and 60 months	1,897,500
Over 60 months	10,436,250
Total undiscounted minimum payments and interest	18,975,000

Malagasy Minerals

On December 14, 2011, the Company entered into a Definitive Joint Venture Agreement ("JVA") with Malagasy Minerals Limited ("Malagasy") to acquire a 75% interest in a property package that included the Molo graphite and Green Giant vanadium exploration claims. On April 16, 2014, the Company signed a Sale and Purchase Agreement and a Mineral Rights Agreement (together “the Agreements”) with Malagasy to acquire the remaining 25% interest, subject to Malagasy retaining a 1.5% net smelter royalty (“NSR”). Prior to becoming a Director of the Company, Brett Whalen purchased an option to acquire the 1.5% NSR from Malagasy upon the mine achieving commercial production in return for a further payment to Malagasy.

BAF Plants

On April 12, 2021, the Company announced a binding partnership agreement for the construction of BAF plants capable of converting flake graphite into SPG and CSPG using the partner’s proven processing technology. The Chinese partner will design and develop the process flowsheets, source all necessary equipment, and will provide all necessary training and operational know-how and in return will receive a 2% licensing royalty. Whereas the Japanese partner will leverage its sales relationships and will act as exclusive agent for sales, marketing, and trading and in return will receive a 3% sales commission royalty.